UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                              (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

Horizons West Multi-Strategy Hedged Income Fund

Schedule of Investments
(Unaudited)

As of June 30, 2014
	Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 71.89%

Commodities - 3.75%
* SPDR Gold Shares ETF	1,600	$204,864

Dividend - 10.90%
PowerShares International Dividend Achievers Portfolio	2,500	48,325
Yield Shares High Income ETF	10,000	244,800
Yorkville High Income MLP ETF	16,100	302,519
		595,644
Fixed Income - 36.40%
Advisor Shares YieldPro ETF	13,000	328,251
Peritus High Yield ETF	3,294	175,570
First Trust Exchange-Traded Fund IV First Trust Tactical High Yield ETF	9,846	518,589
PowerShares Senior Loan Portfolio	17,500	435,225
Riverfront Strategic Income Fund	6,000	152,880
SPDR Barclays Convertible Securities ETF	2,000	101,000
SPDR Blackstone / GSO Senior Loan ETF	2,500	125,000
Vanguard Short-Term Corporate Bond ETF	1,900	152,703
		1,989,218
Industrials - 0.87%
Alerian MLP ETF	2,500	47,500

International - 7.68%
Market Vectors Vietnam ETF	10,200	212,160
PowerShares Chinese Yuan Dim Sum Bond Portfolio	4,852	119,699
WisdomTree Chinese Yuan Stragegy Fund	3,500	87,920
		419,779
Large-Cap - 2.14%
* ProShares Short S&P 500 ETF	5,000	116,800

Long/Short - 6.21%
ProShares RAFI Long/Short ETF	8,000	339,200

Real Estate - 1.59%
iShares International Developed Real Estate ETF	2,700	86,751

Small-Cap - 2.35%
* ProShares Short Russell 2000 ETF	8,000	128,240

Total Exchange Traded Products (Cost $3,865,371)		3,927,996

		(Continued)

Horizons West Multi-Strategy Hedged Income Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2014
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 25.83%
§	Federated Government Obligations Fund, 0.01%	1,411,479	1,411,479

Total Short-Term Investment (Cost $1,411,479)			1,411,479

Total Value of Investments (Cost $5,276,850) - 97.72%			$5,339,475

Other Assets Less Liabilities - 2.28%			124,732

Net Assets - 100%			$5,464,207

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Commodities	3.75%	$204,864
Dividend	10.90%	595,644
Fixed Income	36.40%	1,989,218
Industrials	0.87%	47,500
International	7.68%	419,779
Large-Cap	2.14%	116,800
Long/Short	6.21%	339,200
Real Estate	1.59%	86,751
Small-Cap	2.35%	128,240
Short-Term Investment	25.83%	1,411,479
Other Assets Less Liabilities	2.28%	124,732
Total	100.00%	$5,464,207

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$72,834
Aggregate gross unrealized depreciation			(10,209)

Net unrealized appreciation			$62,625

			(Continued)

Horizons West Multi-Strategy Hedged Income Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$3,927,996	$3,927,996	$-	$-
Short-Term Investment	1,411,479	1,411,479	-	-
Total	$5,339,475	$5,339,475	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/Steven M. MacNamara
Date: August 27, 2014	Steven M. MacNamara President and Principal Executive Officer Horizons West Multi-Strategy Hedged Income Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Steven M. MacNamara
Date: August 27, 2014	Steven M. MacNamara President and Principal Executive Officer Horizons West Multi-Strategy Hedged Income Fund

By: (Signature and Title)	/s/Brenda A. Smith
Date: August 27, 2014	Brenda A. Smith Treasurer and Principal Financial Officer Horizons West Multi-Strategy Hedged Income Fund